Subsequent event (Details)					12 Months Ended
	Mar. 16, 2022 CAD ($) $ / shares shares	Mar. 16, 2022 USD ($)	Feb. 11, 2022 CAD ($)	Feb. 11, 2022 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)	Mar. 16, 2022 $ / shares shares	Jan. 31, 2022 CAD ($)
At-the-market equity program [Abstract]
Proceeds from issuance of common shares					$ 390,894,999	$ 7,494,622
Subsequent Event [Member]
At-the-market equity program [Abstract]
Common shares issued (in shares) | shares	1,863,310						1,863,310
Gross proceeds from issue of ordinary shares	$ 14,317,511	$ 11,232,520
Average share price (in dollars per share) | (per share)	$ 7.68						$ 6.03
Subsequent Event [Member] | Top of Range [Member]
At-the-market equity program [Abstract]
Proceeds from issuance of common shares			$ 82,563,000	$ 65,000,000
Subsequent Event [Member] | TeraGo Inc [Member]
Data Center acquisition [Abstract]
Purchase price								$ 30,000,000.0